Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
REX Crypto Equity Premium Income ETF [Member]
Shareholder Report [Line Items]
Fund Name	REX Crypto Equity Premium Income ETF
Class Name	REX Crypto Equity Premium Income ETF
Trading Symbol	CEPI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the REX Crypto Equity Premium Income ETF for the period of December 4, 2024 (inception) to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/cepi/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/cepi/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX Crypto Equity Premium Income ETF	$83¹	0.85%²

¹ Costs are for the period of December 4, 2024, to October 31, 2025. Costs for a full annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 83	[1]
Expense Ratio, Percent	0.85%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of December 4, 2024, to October 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform?

•   For the period of December 4, 2024 (inception) to October 31, 2025, the REX Crypto Equity Premium Income ETF (the “Fund”) returned 16.66%.

•   In comparison, the S&P 500® Index returned 13.68% for the same period.

What affected the Fund’s performance?

•   Crypto-related equities were volatile during the period. While the broader U.S. equity market (as measured by the S&P 500® Index) generated positive returns, companies tied to digital asset exchanges, mining, and blockchain infrastructure experienced deeper drawdowns early in the period followed by a strong rebound later in 2025.

•   The Fund’s equity holdings mirror the BITA Crypto Assets and Digital Payments Index, an index of companies with significant exposure to digital asset markets. As a result, the Fund’s performance generally tracked the movements of the crypto-equity segment but exhibited greater interim volatility relative to the S&P 500® Index.

•   The Fund’s strategy of selling covered calls caused performance to depend not only on the price returns of the underlying equity holdings, but also on how those prices moved over time. Strong upside volatility in several crypto-related equities during the latter half of the period limited the Fund’s participation in equity gains versus both the BITA Crypto Assets and Digital Payments Index and the S&P 500® Index. However, option premium income contributed positively and helped reduce drawdowns earlier in the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment) * Inception
Average Annual Return [Table Text Block]

Annual Performance

Total Return Since Inception (12/04/24)
Rex Crypto Equity Premium Income ETF	16.66%
S&P 500® Index	13.68%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.rexshares.com/cepi/

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Inception Date	Dec. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit www.rexshares.com/cepi/
Net Assets	$ 84,317,212
Holdings Count	130
Advisory Fees Paid, Amount	$ 304,696
Investment Company, Portfolio Turnover	43.43%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
Fund Net Assets	$84,317,212
Number of Holdings	130
Total Net Advisory Fee	$304,696
Portfolio Turnover Rate	43.43%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top 10 Holdings

Advanced Micro Devices	7.21%
Micron Technology, Inc.	5.52%
Nvidia Corp.	5.00%
Tesla, Inc.	4.92%
Iris Energy Limited	4.88%
Nu Holdings Ltd.	4.88%
Applied Digital Corporation	4.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.76%
Robinhood Markets, Inc.	4.57%
Riot Blockchain, Inc.	4.57%

Largest Holdings [Text Block]

Top 10 Holdings

Advanced Micro Devices	7.21%
Micron Technology, Inc.	5.52%
Nvidia Corp.	5.00%
Tesla, Inc.	4.92%
Iris Energy Limited	4.88%
Nu Holdings Ltd.	4.88%
Applied Digital Corporation	4.82%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.76%
Robinhood Markets, Inc.	4.57%
Riot Blockchain, Inc.	4.57%

[1]	Costs are for the period of December 4, 2024, to October 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.